Consolidated Statements of Changes in Equity 10K (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2011	$ 209,613	$ (194,911)	$ (988)	$ 13,714
Balance (in shares) at Dec. 31, 2011	1,006,323
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, options	923	0	0	923
Warrants exercised	711	0	0	711
Warrants exercised (in shares)	7,763
Common stock issued for fees and services	228	0	0	228
Common stock issued for fees and services (in shares)	8,972
Common stock issued in exchange for options	10	0	0	10
Common stock issued in exchange for options (in shares)	15,022
Cancellation of convertible notes and warrant	(1,089)	0	0	(1,089)
Foreign currency translation	0	0	(552)	(552)
Net loss	0	(9,509)	0	(9,509)
Balance at Dec. 31, 2012	210,396	(204,420)	(1,540)	4,436
Balance (in shares) at Dec. 31, 2012	1,038,080			1,038,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation, options	538	0	0	538
Stock and warrant offering proceeds, net	7,617	0	0	7,617
Stock and warrant offering proceeds, net (in shares)	1,714,286
Conversion of senior debenture	500	0	0	500
Conversion of senior debenture (in shares)	28,429
Common stock issued for fees and services	744	0	0	744
Common stock issued for fees and services (in shares)	48,556
Warrants issued for fees and services	204	0	0	204
Warrants issued fees and services (in shares)	0
Future shares issuance in the exchange for warrants	7,514	0	0	7,514
Shares issuable in the Exchange (in shares)	0
Reverse split, impact of rounding	0	0	0	0
Reverse split, impact of rounding (in shares)	2,663
Foreign currency translation	0	0	(696)	(696)
Net loss	0	(15,021)	0	(15,021)
Balance at Dec. 31, 2013	227,513	(219,441)	(2,236)	5,836
Balance (in shares) at Dec. 31, 2013	2,832,014			2,832,014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock and warrant offering proceeds, net	764	0	0	764
Stock and warrant offering proceeds, net (in shares)	162,586
Foreign currency translation	0	0	(204)	(204)
Net loss	0	(1,865)	0	(1,865)
Balance at Mar. 31, 2014	$ 228,785	$ (221,306)	$ (2,032)	$ 5,447
Balance (in shares) at Mar. 31, 2014	2,994,600			2,994,600